CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 41,001,998	$ 53,381,734
Prepaid expenses and other assets	825,966	281,096
Total current assets	41,827,964	53,662,830
Property and equipment, net	1,228,039	682,053
Restricted cash	1,210,176	1,053,284
Deposits	170,250
Total assets	44,436,429	55,398,167
Current liabilities:
Accounts payable	2,410,026	86,669
Accrued expenses	13,131,701	499,542
Total current liabilities	15,541,727	586,211
Deferred rent	855,859	439,421
Total liabilities	16,397,586	1,025,632
Commitments and contingencies
Stockholders' equity:
Common stock, value	2,004	2,004	400
Additional paid-in capital	64,857,524	64,610,340	6,531
Deficit accumulated during the development stage	(36,820,685)	(10,239,809)	(6,931)
Total stockholders' equity	28,038,843	54,372,535
Total liabilities and stockholders' equity	$ 44,436,429	$ 55,398,167